Asset Retirement Obligations (Tables)	6 Months Ended
Jun. 30, 2025
Asset Retirement Obligation [Abstract]
Schedule of Asset Retirement Obligations

Changes to the asset retirement obligations are as follows:

	June 30,	December 31,
	2025	2024
Asset Retirement obligations, beginning of year	$13,937,000	$-
Liability assumed	-	12,900,000
Accretion expense	871,000	1,037,000
Asset Retirement obligations, end of year	$14,808,000	$13,937,000